S000086827 [Member] Annual Total Returns	12 Months Ended
Dec. 31, 2025
S000086827 [Member] | C000252455 [Member]
Prospectus [Line Items]
Annual Return [Percent]	8.87% [1]

[1]	Year to Date return as of June 30, 2026: 1.77%